INCOME TAXES - Income (Loss) Before Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Expenses
United States	$ 966,646	$ 544,464	$ (877,406)
Canada	240,952	(208,579)	(14,921)
Income/(Loss) Before Taxes	$ 1,207,598	$ 335,885	$ (892,327)